Income Tax (Details) $ in Millions		5 Months Ended	6 Months Ended	12 Months Ended
	Dec. 31, 2027	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 CNY (¥)	Oct. 31, 2025 USD ($)	Oct. 31, 2025 HKD ($)	Oct. 31, 2024 USD ($)	Oct. 31, 2023
Income Tax [Line Items]
Tax rate percentage				25.00%	25.00%	25.00%	25.00%
Term of operating losses				5 years	5 years
Income tax credits and adjustments				$ 1
Operating loss carryforwards (in Dollars)				$ 1,180,000		$ 470,000
Forecast [Member]
Income Tax [Line Items]
Tax rate percentage	20.00%
Park Ha Biological Technology [Member]
Income Tax [Line Items]
Tax rate percentage				16.50%	16.50%
High and New Technology Enterprise [Member]
Income Tax [Line Items]
Tax rate percentage				15.00%	15.00%
China, PRC [Member] | High and New Technology Enterprise [Member]
Income Tax [Line Items]
Percentage of subject to profit tax rate				25.00%
Park Ha Jiangsu [Member]
Income Tax [Line Items]
Tax rate percentage				15.00%	15.00%
Small and Low-Profit Enterprises (SLPEs) [Member] | Forecast [Member]
Income Tax [Line Items]
Tax rate percentage	25.00%
Subsequent Event [Member] | Ai Meihui’s Account [Member]
Income Tax [Line Items]
Income tax credits and adjustments | ¥		¥ 0
Subsequent Event [Member] | Xinyuexuan’s Account [Member]
Income Tax [Line Items]
Income tax credits and adjustments | ¥			¥ 0
Hong Kong [Member]
Income Tax [Line Items]
Tax rate amount (in Dollars)					$ 2
Tax rate percentage				8.25%	8.25%
Amount of effective income tax rate reconciliation assessable profit (in Dollars)					$ 2
Minimum [Member] | Corporate Income Tax (CIT) [Member]
Income Tax [Line Items]
Tax rate percentage				25.00%	25.00%
Maximum [Member] | Corporate Income Tax (CIT) [Member]
Income Tax [Line Items]
Tax rate percentage				20.00%	20.00%